FINANCIAL INSTRUMENTS - Aging of Trade and Other Receivables (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value	CAD 905	CAD 497
Trade receivables and other
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value	529	451
Trade receivables and other | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value	6	7
Trade receivables and other | Financial assets past due but not impaired | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value	6	2
Trade receivables and other | Financial assets past due but not impaired | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value		1
Trade receivables and other | Financial assets past due but not impaired | Greater than 91 days
Disclosure of financial assets that are either past due or impaired [line items]
Carrying Value		CAD 4